Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following:
	June 30, 2023	June 30, 2022

Leasehold improvement	$621,417	$601,527
Office furniture, equipment and others	74,104	74,578
Motor vehicles	221,472	222,608
Total	916,993	898,713
Less: accumulated depreciation	(476,164)	(186,119)
Total	$440,829	$712,594